Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property and Equipment, Net
Schedule of property and equipment, net

	As of
	June 30,	December 31,
(in $ millions)	2022	2021
Capitalized software for internal use	$314	$304
Computer equipment	74	65
Leasehold improvements	51	52
Furniture, fixtures and other equipment	6	6
Capital projects in progress	22	9
	467	436
Less: accumulated depreciation and amortization	(257)	(220)
Property and equipment, net	$210	$216